Income tax expense : Reconciliation between actual income tax expense and amount computed by applying the statutory tax rate of 24.2% to income before income taxes (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure - Income tax expense calculated by multiplying net income before tax with the tax rate [Abstract]
Profit before income tax	₩ 3,614,218	₩ 10,513,468	₩ 18,655,786
Income tax expense computed at applicable tax rate of 24.2%	874,641	2,544,259	4,514,700
Adjustments	1,293,699	589,769	747,961
Effect of applying gradual tax rate	(5,082)	(5,082)	(4,147)
Effect of non-taxable income	(32,032)	(29,554)	(8,047)
Effect of non-deductible expenses	15,032	22,258	17,734
Effects of tax credits and deduction	(161,069)	(194,731)	(103,435)
Recognition (reversal) of unrecognized deferred tax asset, net	44,573	(86,845)	71,999
Effect of change in deferred tax due to change in tax rate (from 24.2% to 27.5%)	1,055,154
Deferred income tax related to investments in subsidiaries and associates	394,145	862,956	784,793
Others, net	(17,022)	20,767	(10,936)
Adjustment in respect of prior years due to change in estimate	4,484	231,113	(23,248)
Income tax expense	₩ 2,172,824	₩ 3,365,141	₩ 5,239,413
Effective tax rate	60.00%	32.00%	28.00%